Summary of Significant Accounting Policies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocation of share-based compensation recognized in the consolidated statements of operations
Share-based compensation	$ 63,637,373	$ 61,801,912	$ 45,591,618
Cost of Sales
Allocation of share-based compensation recognized in the consolidated statements of operations
Share-based compensation	1,821,009	879,413	976,822
General and Administrative Expense
Allocation of share-based compensation recognized in the consolidated statements of operations
Share-based compensation	56,560,824	57,119,416	40,272,194
Selling and Marketing Expense
Allocation of share-based compensation recognized in the consolidated statements of operations
Share-based compensation	$ 5,255,540	$ 3,803,083	$ 4,342,602